CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022		$ 121,398	$ (12,508)	$ 478,073	$ 586,963
Balance, shares at Dec. 31, 2022	28,678,476
Issuance of shares upon exercise of options		122	0	0	122
Issuance of shares upon exercise of options, shares	133,485
Issuance of shares upon vesting of RSU		0	0	0	0
Issuance of shares upon vesting of RSU, shares	203,128
Share based compensation		18,286	0	0	18,286
Shares repurchase at cost		(112)	0	0	(112)
Shares repurchase at cost, shares	(1,255)
Other comprehensive loss		0	9,183	0	9,183
Net income		0	0	136,310	136,310
Balance at Dec. 31, 2023		139,694	(3,325)	614,383	750,752
Balance, shares at Dec. 31, 2023	29,013,834
Issuance of shares upon exercise of options		160	0	0	160
Issuance of shares upon exercise of options, shares	58,217
Issuance of shares upon vesting of RSU		0	0	0	0
Issuance of shares upon vesting of RSU, shares	212,653
Issuance of shares upon conversion of convertible senior notes		(112)	0	0	(112)
Issuance of shares upon conversion of convertible senior notes (Shares)	154,215
Share based compensation		25,209	0	0	25,209
Shares repurchase at cost		(30,000)	0	0	(30,000)
Shares repurchase at cost, shares	(160,518)
Other comprehensive loss		0	(1,976)	0	(1,976)
Net income		0	0	183,762	183,762
Balance at Dec. 31, 2024		134,951	(5,301)	798,145	$ 927,795
Balance, shares at Dec. 31, 2024	29,278,401				29,278,401
Issuance of shares upon exercise of options		0	0	0	$ 0
Issuance of shares upon exercise of options, shares	22,563				22,563
Issuance of shares upon vesting of RSU		0	0	0	$ 0
Issuance of shares upon vesting of RSU, shares	192,844
Issuance of shares upon conversion of convertible senior notes		181,323	0	0	181,323
Issuance of shares upon conversion of convertible senior notes (Shares)	2,432,803
Purchase of capped calls		(53,233)	0	0	(53,233)
Share based compensation		26,291	0	0	26,291
Shares repurchase at cost		(35,003)	0	0	(35,003)
Shares repurchase at cost, shares	(146,500)
Other comprehensive loss		0	11,852	0	11,852
Net income		0	0	259,223	259,223
Balance at Dec. 31, 2025		$ 254,329	$ 6,551	$ 1,057,368	$ 1,318,248
Balance, shares at Dec. 31, 2025	31,780,111				31,780,111